Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Noncurrent assets
Property, plant and equipment	$ 1,606,339	$ 1,223,982
Goodwill	28,288	28,416
Other intangible assets	6,792	3,878
Right-of-use-assets	26,228	26,454
Investments in associates	6,443	2,977
Trade and other receivables	15,864	20,210
Deferred income tax assets	335	2,771
Total noncurrent assets	1,690,289	1,308,688
Current assets
Inventories	12,899	13,961
Trade and other receivables	90,406	46,096
Cash, bank balances and other short-term investments	244,385	315,013
Total current assets	347,690	375,070
Total assets	2,037,979	1,683,758
Equity
Capital stock	517,873	586,706
Other equity instruments	32,144
Legal reserve	2,603
Share-based payment	40,744	31,601
Share repurchase reserve	49,465
Other accumulated comprehensive income (losses)	(8,694)	(5,976)
Accumulated profit (losses)	209,925	(47,072)
Total equity	844,060	565,259
Noncurrent liabilities
Deferred income tax liabilities	243,411	175,420
Lease liabilities	20,644	19,408
Provisions	31,668	29,657
Borrowings	477,601	447,751
Warrants		2,544
Employee benefits	12,251	7,822
Trade and other payables		50,159
Total noncurrent liabilities	785,575	732,761
Current liabilities
Provisions	2,848	2,880
Lease liabilities	8,550	7,666
Borrowings	71,731	163,222
Salaries and payroll taxes	25,120	17,491
Income tax liability	58,770	44,625
Other taxes and royalties	20,312	11,372
Trade and other payables	221,013	138,482
Total current liabilities	408,344	385,738
Total liabilities	1,193,919	1,118,499
Total equity and liabilities	$ 2,037,979	$ 1,683,758